Document and Entity Information	Dec. 15, 2022
Details
Registrant CIK	0001755101
Document Type	8-K
Document Period End Date	Dec. 15, 2022
Entity Registrant Name	APPLife Digital Solutions, Inc.
Entity Incorporation, State or Country Code	NV
Entity File Number	333-227878
Entity Tax Identification Number	82-4868628
Entity Address, Address Line One	50 California St.
Entity Address, Address Line Two	#1500
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	415
Local Phone Number	439-5260
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false